Deferred revenues (Details) - Schedule of liabilities related to assets held to sale - BRL (R$) R$ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Deferred Income [Text Block Abstract]
Sale and Leaseback		R$ 145	R$ 68
Rental of spaces in stores	[1]	57	233
Checkstand	[2]	22	41
Commercial agreement – payroll	[3]	40
Gift card and others		1	2
Marketing		13	12
Total		278	356
Current		245	356
Non-current		R$ 33

[1]	Rental of backlight panels.
[2]	Supplier product exhibition modules, or check stands, rental of POS displays, and front-fee anticipation with credit card operators.
[3]	Commercial agreement with a financial institution for exclusivity in payroll processing.